Document and Entity Information	Dec. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	Odonate Therapeutics, Inc.
Entity Central Index Key	0001717452
Entity Incorporation State Country Code	DE
Entity File Number	001-38318
Entity Tax Identification Number	82-2493065
Entity Address, Address Line One	4747 Executive Drive
Entity Address, Address Line Two	Suite 210
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	731-8180
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ODT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true